Summary of Significant Accounting Policies - Additional Information (Detail)	11 Months Ended
Dec. 31, 2020 USD ($) shares
Class A common stock, subject to possible redemption, shares | shares	33,657,472
Federal depository insurance coverage | $	$ 250,000
IPO
Transaction costs | $	$ 23,353,182
Warrant
Anti dilutive securities | shares	30,980,000